July 31, 2006


                               SCHWARTZ VALUE FUND
                     (A SERIES OF SCHWARTZ INVESTMENT TRUST)

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2006


The following should be read in conjunction with HOW TO PURCHASE SHARES beginning on page 7 of the Prospectus:

     Effective September 1, 2006, shares of the Fund no longer will be subject to the contingent deferred sales charge described in the Prospectus. As of that date, no contingent deferred sales charges or commissions will be charged to investors in connection with purchases or redemptions of Fund shares. Investors should disregard the section HOW TO PURCHASE SHARES--CONTINGENT DEFERRED SALES CHARGE on pages 8-9 of the Prospectus.

Effective September 1, 2006, the Shareholder Fees table in the EXPENSE INFORMATION section on page 5 of the Prospectus is revised as follows:

   SHAREHOLDER FEES (fees paid directly from your investment)

      Sales Charge (Load) Imposed on Purchases.....................  None
      Contingent Deferred Sales Charge (Load)......................  None
      Sales Charge (Load) Imposed on Reinvested Dividends..........  None
      Redemption  Fee..............................................  None

Effective September 1, 2006, the Example in the EXPENSE INFORMATION section on page 5 of the Prospectus is revised as follows:

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 Year       $ 138

                             3 Years         431

                             5 Years         745

                            10 Years       1,635